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December 30, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:	Hilliard-Lyons Government Fund, Inc.
(Registration Nos. 002-68290; 811-3070)

Ladies and Gentlemen:

     On behalf of Hilliard-Lyons Government Fund, Inc. (the “Company”), in lieu of filing the form of Prospectus and the Statement of Additional Information for the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 31 to the Company’s Registration Statement on Form N-1A. Post-Effective Amendment No. 31 was filed electronically via EDGAR on December 28, 2009.

     If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:	Joseph C. Curry, Jr.
Stephanie J. Ferree